Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Other Financial Liabilities
Schedule of other financial liabilities

	March 31,
	2023	2024
Current
Due to employees	63,860	65,814
Share warrants#	-	-
Deposits*	353,154	353,154
Total	417,014	418,968

*	Deposit received from the Global Distribution System provider (GDS), which is repayable at the end of the contract and interest free nature was initially recognised at fair value. The difference between the deposit received and fair value initially recognised is treated as deferred consideration under Note 37. Deposits are subsequently measured at amortised cost and unwinding is recognised under finance cost. The deferred consideration recognised is amortised over the tenure of deposit on straight line basis and amortisation is recognised as revenue.

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Warrants—Macquarie (considered derivative instruments)

In conjunction with various financing transactions, the Company issued warrants (except quoted warrants) to purchase the Company’s common stock and preference shares. These warrants are classified to be derivative instruments and as such, are recorded at fair value through profit and loss account. The Company estimates the fair values of the warrants at each reporting period using a Black-Scholes option-pricing model.

The Company will continue to adjust the fair value of the warrant liability at the end of each reporting period for changes in fair value from the prior period until the earlier of the exercise or expiration of the applicable warrants or until such time that the warrants are no longer determined to be derivative instruments. No Macquarie warrant is outstanding as at March 31, 2024. The fair value of Macquarie Warrant outstanding as at March 31, 2023 is INR Nil.

Schedule of Detailed information of Warrants issued

	Number of shares	Date of issue	Exercise price	Expiration Date
Macquarie Corporate Holdings Pty Limited - Ordinary shares*	46,458	24-Jul-15	INR 2,040.90 ($26.90)	24-Jul-23
Innoven Capital - Ordinary shares	154,000	12-Sep-17	INR910.44($12)	12-Sep-22

*	On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.